STOCKHOLDERS’ EQUITY - Schedule of Dividends Declared Per Share and Total Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.10	$ 0.10	$ 0.20	$ 0.39
Total common stock dividends	$ 114	$ 70	$ 138	$ 261